Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 136	€ 147		€ 264	€ 292
Commissions for assets under management	903	882		1,715	1,778
Commissions for other securities	96	83		173	160
Underwriting and advisory fees	426	503		836	963
Brokerage fees	528	546		1,055	1,236
Commissions for local payments	362	361		726	721
Commissions for foreign commercial business	145	156		293	311
Commissions for foreign currency/exchange business	3	4		7	7
Commissions for loan processing and guarantees	232	260		484	513
Intermediary fees	128	131		260	261
Fees for sundry other customer services	228	292		449	556
Total fee and commissions income	3,188	3,364		6,260	6,797
Gross expense	(711)	(730)		(1,407)	(1,511)
Net fees and commissions	2,484	2,634		4,865	5,286
Corporate & Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	68	78	[1]	132	150	[2]
Commissions for assets under management	5	18	[1]	11	32	[2]
Commissions for other securities	88	75	[1]	158	142	[2]
Underwriting and advisory fees	423	504	[1]	836	973	[2]
Brokerage fees	270	305	[1]	527	674	[2]
Commissions for local payments	101	103	[1]	202	209	[2]
Commissions for foreign commercial business	114	120	[1]	231	241	[2]
Commissions for foreign currency/exchange business	2	2	[1]	3	4	[2]
Commissions for loan processing and guarantees	158	178	[1]	336	352	[2]
Intermediary fees	1	1	[1]	2	5	[2]
Fees for sundry other customer services	146	201	[1]	282	380	[2]
Total fee and commissions income	1,375	1,584	[1]	2,721	3,163	[2]
Private & Commercial Bank [Member]
Major type of services: [Abstract]
Commissions for administration	62	64		121	131
Commissions for assets under management	72	63		140	130
Commissions for other securities	7	7		15	16
Underwriting and advisory fees	4	6		9	10
Brokerage fees	237	215		493	516
Commissions for local payments	261	258		524	512
Commissions for foreign commercial business	31	36		63	71
Commissions for foreign currency/exchange business	2	2		4	4
Commissions for loan processing and guarantees	73	82		145	161
Intermediary fees	125	127		251	250
Fees for sundry other customer services	52	60		105	119
Total fee and commissions income	927	920		1,868	1,918
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	6	6		11	12
Commissions for assets under management	824	801		1,563	1,617
Commissions for other securities	1	1		1	2
Underwriting and advisory fees	0	0		0	0
Brokerage fees	20	26		33	45
Commissions for local payments	0	0		0	0
Commissions for foreign commercial business	0	0		0	0
Commissions for foreign currency/exchange business	0	0		0	0
Commissions for loan processing and guarantees	0	0		0	0
Intermediary fees	0	0		0	0
Fees for sundry other customer services	30	31		62	56
Total fee and commissions income	881	865		1,669	1,731
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	0	0		0	(1)
Commissions for assets under management	1	0		1	0
Commissions for other securities	0	0		0	0
Underwriting and advisory fees	(1)	(7)		(9)	(21)
Brokerage fees	1	0		2	0
Commissions for local payments	0	0		0	(1)
Commissions for foreign commercial business	0	0		0	0
Commissions for foreign currency/exchange business	0	0		0	0
Commissions for loan processing and guarantees	1	0		2	1
Intermediary fees	2	3		6	7
Fees for sundry other customer services	0	1		0	1
Total fee and commissions income	€ 4	€ (4)		€ 2	€ (15)

[1]	Prior period comparatives have been restated. EUR35million for the three months ended June 30, 2018 were reclassified from Commission and Fee Income to Net interest income.
[2]	Prior period comparatives have been restated. EUR73million for the six months ended June 30, 2018 were reclassified from Commission and Fee Income to Net interest income